Accounts receivable - Summary of Accounts and notes receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Jan. 01, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 6,042,574	$ 192,623	$ 5,010,154
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	6,044,387		5,011,644	$ 5,326,381
Loss allowance [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ (1,813)		$ (1,490)